Estimates, Significant Accounting Policies and Balance Sheet Detials (Assets and liabilities measured and recorded at fair value on a recurring basis) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Measurements, Recurring [Member]
Price Risk Derivative Assets, at Fair Value	$ 362	$ 448
Assets, Fair Value Disclosure, Recurring	362	448
Interest rate derivatives, Liabilities	(193)	(171)
Embedded derivatives in the ETP Preferred Units	(1)	(5)
Price Risk Derivative Liabilities, at Fair Value	(472)	(350)
Liabilities, Fair Value Disclosure, Recurring	(666)	(526)
Forward Swaps [Member] | Commodity Derivatives - NGLs [Member] | Fair Value, Measurements, Recurring [Member]
Price Risk Derivative Assets, at Fair Value	233	99
Price Risk Derivative Liabilities, at Fair Value	(273)	(89)
Forward Swaps [Member] | Commodity Derivatives - Power [Member] | Fair Value, Measurements, Recurring [Member]
Price Risk Derivative Assets, at Fair Value	4	22
Price Risk Derivative Liabilities, at Fair Value	(5)	(22)
Future [Member] | Commodity Derivatives - Refined Products [Member] | Fair Value, Measurements, Recurring [Member]
Price Risk Derivative Assets, at Fair Value	1	9
Price Risk Derivative Liabilities, at Fair Value	(17)
Future [Member] | Commodity Derivatives - Power [Member] | Fair Value, Measurements, Recurring [Member]
Price Risk Derivative Assets, at Fair Value	1	3
Price Risk Derivative Liabilities, at Fair Value	(1)	(2)
Future [Member] | Commodity Derivatives - Crude [Member] | Fair Value, Measurements, Recurring [Member]
Price Risk Derivative Assets, at Fair Value	9	9
Price Risk Derivative Liabilities, at Fair Value	(13)	(5)
Forward Physical Swaps [Member] | Commodity Derivatives - Natural Gas [Member] | Fair Value, Measurements, Recurring [Member]
Price Risk Derivative Assets, at Fair Value	1	4
Basis Swaps IFERC/NYMEX [Member] | Commodity Derivatives - Natural Gas [Member] | Fair Value, Measurements, Recurring [Member]
Price Risk Derivative Assets, at Fair Value	14	16
Price Risk Derivative Liabilities, at Fair Value	(11)	(16)
Swing Swaps IFERC [Member] | Commodity Derivatives - Natural Gas [Member] | Fair Value, Measurements, Recurring [Member]
Price Risk Derivative Assets, at Fair Value	2	10
Price Risk Derivative Liabilities, at Fair Value	(3)	(12)
Fixed Swaps Futures [Member] | Commodity Derivatives - Natural Gas [Member] | Fair Value, Measurements, Recurring [Member]
Price Risk Derivative Assets, at Fair Value	96	274
Price Risk Derivative Liabilities, at Fair Value	(149)	(203)
Options - Puts [Member] | Commodity Derivatives - Power [Member] | Fair Value, Measurements, Recurring [Member]
Price Risk Derivative Assets, at Fair Value		1
Price Risk Derivative Liabilities, at Fair Value		(1)
Options - Calls [Member] | Commodity Derivatives - Power [Member] | Fair Value, Measurements, Recurring [Member]
Price Risk Derivative Assets, at Fair Value	1	1
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Price Risk Derivative Assets, at Fair Value	355	414
Assets, Fair Value Disclosure, Recurring	355	414
Interest rate derivatives, Liabilities	0	0
Embedded derivatives in the ETP Preferred Units	0	0
Price Risk Derivative Liabilities, at Fair Value	(464)	(318)
Liabilities, Fair Value Disclosure, Recurring	(464)	(318)
Fair Value, Inputs, Level 1 [Member] | Forward Swaps [Member] | Commodity Derivatives - NGLs [Member] | Fair Value, Measurements, Recurring [Member]
Price Risk Derivative Assets, at Fair Value	233	99
Price Risk Derivative Liabilities, at Fair Value	(273)	(89)
Fair Value, Inputs, Level 1 [Member] | Forward Swaps [Member] | Commodity Derivatives - Power [Member] | Fair Value, Measurements, Recurring [Member]
Price Risk Derivative Assets, at Fair Value	0	0
Price Risk Derivative Liabilities, at Fair Value	0	0
Fair Value, Inputs, Level 1 [Member] | Future [Member] | Commodity Derivatives - Refined Products [Member] | Fair Value, Measurements, Recurring [Member]
Price Risk Derivative Assets, at Fair Value	1	9
Price Risk Derivative Liabilities, at Fair Value	(17)
Fair Value, Inputs, Level 1 [Member] | Future [Member] | Commodity Derivatives - Power [Member] | Fair Value, Measurements, Recurring [Member]
Price Risk Derivative Assets, at Fair Value	1	3
Price Risk Derivative Liabilities, at Fair Value	(1)	(2)
Fair Value, Inputs, Level 1 [Member] | Future [Member] | Commodity Derivatives - Crude [Member] | Fair Value, Measurements, Recurring [Member]
Price Risk Derivative Assets, at Fair Value	9	9
Price Risk Derivative Liabilities, at Fair Value	(13)	(5)
Fair Value, Inputs, Level 1 [Member] | Forward Physical Swaps [Member] | Commodity Derivatives - Natural Gas [Member] | Fair Value, Measurements, Recurring [Member]
Price Risk Derivative Assets, at Fair Value	0	0
Fair Value, Inputs, Level 1 [Member] | Basis Swaps IFERC/NYMEX [Member] | Commodity Derivatives - Natural Gas [Member] | Fair Value, Measurements, Recurring [Member]
Price Risk Derivative Assets, at Fair Value	14	16
Price Risk Derivative Liabilities, at Fair Value	(11)	(16)
Fair Value, Inputs, Level 1 [Member] | Swing Swaps IFERC [Member] | Commodity Derivatives - Natural Gas [Member] | Fair Value, Measurements, Recurring [Member]
Price Risk Derivative Assets, at Fair Value	0	2
Price Risk Derivative Liabilities, at Fair Value	0	(2)
Fair Value, Inputs, Level 1 [Member] | Fixed Swaps Futures [Member] | Commodity Derivatives - Natural Gas [Member] | Fair Value, Measurements, Recurring [Member]
Price Risk Derivative Assets, at Fair Value	96	274
Price Risk Derivative Liabilities, at Fair Value	(149)	(203)
Fair Value, Inputs, Level 1 [Member] | Options - Puts [Member] | Commodity Derivatives - Power [Member] | Fair Value, Measurements, Recurring [Member]
Price Risk Derivative Assets, at Fair Value		1
Price Risk Derivative Liabilities, at Fair Value		(1)
Fair Value, Inputs, Level 1 [Member] | Options - Calls [Member] | Commodity Derivatives - Power [Member] | Fair Value, Measurements, Recurring [Member]
Price Risk Derivative Assets, at Fair Value	1	1
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Price Risk Derivative Assets, at Fair Value	7	34
Assets, Fair Value Disclosure, Recurring	7	34
Interest rate derivatives, Liabilities	(193)	(171)
Embedded derivatives in the ETP Preferred Units	0	0
Price Risk Derivative Liabilities, at Fair Value	(8)	(32)
Liabilities, Fair Value Disclosure, Recurring	(201)	(203)
Fair Value, Inputs, Level 2 [Member] | Forward Swaps [Member] | Commodity Derivatives - NGLs [Member] | Fair Value, Measurements, Recurring [Member]
Price Risk Derivative Assets, at Fair Value	0	0
Price Risk Derivative Liabilities, at Fair Value	0	0
Fair Value, Inputs, Level 2 [Member] | Forward Swaps [Member] | Commodity Derivatives - Power [Member] | Fair Value, Measurements, Recurring [Member]
Price Risk Derivative Assets, at Fair Value	4	22
Price Risk Derivative Liabilities, at Fair Value	(5)	(22)
Fair Value, Inputs, Level 2 [Member] | Future [Member] | Commodity Derivatives - Refined Products [Member] | Fair Value, Measurements, Recurring [Member]
Price Risk Derivative Assets, at Fair Value	0	0
Price Risk Derivative Liabilities, at Fair Value	0
Fair Value, Inputs, Level 2 [Member] | Future [Member] | Commodity Derivatives - Power [Member] | Fair Value, Measurements, Recurring [Member]
Price Risk Derivative Assets, at Fair Value	0	0
Price Risk Derivative Liabilities, at Fair Value	0	0
Fair Value, Inputs, Level 2 [Member] | Future [Member] | Commodity Derivatives - Crude [Member] | Fair Value, Measurements, Recurring [Member]
Price Risk Derivative Assets, at Fair Value	0	0
Price Risk Derivative Liabilities, at Fair Value	0	0
Fair Value, Inputs, Level 2 [Member] | Forward Physical Swaps [Member] | Commodity Derivatives - Natural Gas [Member] | Fair Value, Measurements, Recurring [Member]
Price Risk Derivative Assets, at Fair Value	1	4
Fair Value, Inputs, Level 2 [Member] | Basis Swaps IFERC/NYMEX [Member] | Commodity Derivatives - Natural Gas [Member] | Fair Value, Measurements, Recurring [Member]
Price Risk Derivative Assets, at Fair Value	0	0
Price Risk Derivative Liabilities, at Fair Value	0	0
Fair Value, Inputs, Level 2 [Member] | Swing Swaps IFERC [Member] | Commodity Derivatives - Natural Gas [Member] | Fair Value, Measurements, Recurring [Member]
Price Risk Derivative Assets, at Fair Value	2	8
Price Risk Derivative Liabilities, at Fair Value	(3)	(10)
Fair Value, Inputs, Level 2 [Member] | Fixed Swaps Futures [Member] | Commodity Derivatives - Natural Gas [Member] | Fair Value, Measurements, Recurring [Member]
Price Risk Derivative Assets, at Fair Value	0	0
Price Risk Derivative Liabilities, at Fair Value	0	0
Fair Value, Inputs, Level 2 [Member] | Options - Puts [Member] | Commodity Derivatives - Power [Member] | Fair Value, Measurements, Recurring [Member]
Price Risk Derivative Assets, at Fair Value		0
Price Risk Derivative Liabilities, at Fair Value		0
Fair Value, Inputs, Level 2 [Member] | Options - Calls [Member] | Commodity Derivatives - Power [Member] | Fair Value, Measurements, Recurring [Member]
Price Risk Derivative Assets, at Fair Value	0	0
Fair Value, Inputs, Level 3 [Member]
Liabilities, Fair Value Disclosure, Recurring	(1)
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Price Risk Derivative Assets, at Fair Value	0	0
Assets, Fair Value Disclosure, Recurring	0	0
Interest rate derivatives, Liabilities	0	0
Embedded derivatives in the ETP Preferred Units	(1)	(5)
Price Risk Derivative Liabilities, at Fair Value	0	0
Liabilities, Fair Value Disclosure, Recurring	(1)	(5)
Fair Value, Inputs, Level 3 [Member] | Forward Swaps [Member] | Commodity Derivatives - NGLs [Member] | Fair Value, Measurements, Recurring [Member]
Price Risk Derivative Assets, at Fair Value	0	0
Price Risk Derivative Liabilities, at Fair Value	0	0
Fair Value, Inputs, Level 3 [Member] | Forward Swaps [Member] | Commodity Derivatives - Power [Member] | Fair Value, Measurements, Recurring [Member]
Price Risk Derivative Assets, at Fair Value	0	0
Price Risk Derivative Liabilities, at Fair Value	0	0
Fair Value, Inputs, Level 3 [Member] | Future [Member] | Commodity Derivatives - Refined Products [Member] | Fair Value, Measurements, Recurring [Member]
Price Risk Derivative Assets, at Fair Value	0	0
Price Risk Derivative Liabilities, at Fair Value	0
Fair Value, Inputs, Level 3 [Member] | Future [Member] | Commodity Derivatives - Power [Member] | Fair Value, Measurements, Recurring [Member]
Price Risk Derivative Assets, at Fair Value	0	0
Price Risk Derivative Liabilities, at Fair Value	0	0
Fair Value, Inputs, Level 3 [Member] | Future [Member] | Commodity Derivatives - Crude [Member] | Fair Value, Measurements, Recurring [Member]
Price Risk Derivative Assets, at Fair Value	0	0
Price Risk Derivative Liabilities, at Fair Value	0	0
Fair Value, Inputs, Level 3 [Member] | Forward Physical Swaps [Member] | Commodity Derivatives - Natural Gas [Member] | Fair Value, Measurements, Recurring [Member]
Price Risk Derivative Assets, at Fair Value	0	0
Fair Value, Inputs, Level 3 [Member] | Basis Swaps IFERC/NYMEX [Member] | Commodity Derivatives - Natural Gas [Member] | Fair Value, Measurements, Recurring [Member]
Price Risk Derivative Assets, at Fair Value	0	0
Price Risk Derivative Liabilities, at Fair Value	0	0
Fair Value, Inputs, Level 3 [Member] | Swing Swaps IFERC [Member] | Commodity Derivatives - Natural Gas [Member] | Fair Value, Measurements, Recurring [Member]
Price Risk Derivative Assets, at Fair Value	0	0
Price Risk Derivative Liabilities, at Fair Value	0	0
Fair Value, Inputs, Level 3 [Member] | Fixed Swaps Futures [Member] | Commodity Derivatives - Natural Gas [Member] | Fair Value, Measurements, Recurring [Member]
Price Risk Derivative Assets, at Fair Value	0	0
Price Risk Derivative Liabilities, at Fair Value	0	0
Fair Value, Inputs, Level 3 [Member] | Options - Puts [Member] | Commodity Derivatives - Power [Member] | Fair Value, Measurements, Recurring [Member]
Price Risk Derivative Assets, at Fair Value		0
Price Risk Derivative Liabilities, at Fair Value		0
Fair Value, Inputs, Level 3 [Member] | Options - Calls [Member] | Commodity Derivatives - Power [Member] | Fair Value, Measurements, Recurring [Member]
Price Risk Derivative Assets, at Fair Value	$ 0	$ 0